Loans, Financings and Debentures - Summary of Changes in Loans, Financings and Debentures (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [abstract]
Taxes with no cash effect	R$ 10